Vest U.S. Large Cap 10% Buffer Strategies Fund

Schedule of Investments

July 31, 2024 (unaudited)

				Shares		Value
7.43%	EXCHANGE TRADED FUND
7.43%	LARGE CAP
	SPDR S&P 500 ETF Trust			56,400		$31,065,684
7.43%	TOTAL EXCHANGE TRADED FUND					31,065,684
91.52%	OPTIONS PURCHASED
		Number of		Exercise	Expiration
	Description	Contracts	Notional Amount	Price	Date	Value
89.93%	CALL
	SPDR S&P 500 ETF Trust	636	35,031,516	0.01	06/18/2025	34,874,993
	SPDR S&P 500 ETF Trust	773	42,577,613	0.01	07/15/2026	42,164,430
	SPDR S&P 500 ETF Trust	583	32,112,223	0.01	08/19/2024	32,112,785
	SPDR S&P 500 ETF Trust	162	8,923,122	571	10/17/2024	109,350
	SPDR S&P 500 ETF Trust	775	42,687,775	0.01	11/19/2025	42,325,003
	SPDR S&P 500 ETF Trust	2,380	131,092,780	0.01	12/18/2024	130,849,855
	SPDR S&P 500 ETF Trust	998	54,970,838	0.01	03/20/2025	54,810,816
	SPDR S&P 500 ETF Trust	507	27,926,067	0.01	11/20/2024	27,874,316
	SPDR S&P 500 ETF Trust	200	11,016,200	0.01	04/21/2027	10,835,200
						375,956,748
1.59%	PUT
	SPDR S&P 500 ETF Trust	603	33,213,843	439.64	08/21/2024	6,768
	SPDR S&P 500 ETF Trust	603	33,213,843	472.29	01/15/2025	264,136
	SPDR S&P 500 ETF Trust	603	33,213,843	500.55	04/16/2025	706,196
	SPDR S&P 500 ETF Trust	603	33,213,843	556.94	07/16/2025	1,587,789
	SPDR S&P 500 ETF Trust	603	33,213,843	430.21	10/16/2024	45,695
	SPDR S&P 500 ETF Trust	603	33,213,843	548.49	06/18/2025	1,395,979
	SPDR S&P 500 ETF Trust	603	33,213,843	438.64	09/18/2024	24,299
	SPDR S&P 500 ETF Trust	603	33,213,843	468.26	12/18/2024	204,827
	SPDR S&P 500 ETF Trust	603	33,213,843	520.48	03/19/2025	768,632
	SPDR S&P 500 ETF Trust	603	33,213,843	449.68	11/20/2024	110,227
	SPDR S&P 500 ETF Trust	603	33,213,843	497.21	02/19/2025	484,960
	SPDR S&P 500 ETF Trust	603	33,213,843	529.78	05/21/2025	1,041,132
						6,640,640

91.52%	TOTAL OPTIONS PURCHASED					$382,597,388
				Shares		Value
0.63%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 5.200%(B)			2,623,142		2,623,142
99.58%	TOTAL INVESTMENTS					416,286,214
0.42%	Other assets net of liabilities					1,779,552
100.00%	NET ASSETS					$418,065,766

(A)Non-income producing

(B)Effective 7 day yield as of July 31,2024

Vest U.S. Large Cap 10% Buffer Strategies Fund

Schedule of Investments

July 31, 2024 (unaudited)

SHORT INVESTMENTS
Description	Number of		Exercise	Expiration
	Contracts	Notional Amount	Price	Date	Value
(4.14%) OPTIONS WRITTEN
(3.34%) CALL
SPDR S&P 500 ETF Trust	603	(33,213,843)	526.51	08/21/2024	(1,649,412)
SPDR S&P 500 ETF Trust	603	(33,213,843)	552.25	01/15/2025	(1,626,821)
SPDR S&P 500 ETF Trust	603	(33,213,843)	596.23	04/16/2025	(750,694)
SPDR S&P 500 ETF Trust	603	(33,213,843)	648.78	07/16/2025	(280,776)
SPDR S&P 500 ETF Trust	603	(33,213,843)	513.45	10/16/2024	(2,774,209)
SPDR S&P 500 ETF Trust	603	(33,213,843)	637.67	06/18/2025	(326,244)
SPDR S&P 500 ETF Trust	603	(33,213,843)	525.2	09/18/2024	(1,983,404)
SPDR S&P 500 ETF Trust	603	(33,213,843)	553.24	12/18/2024	(1,349,882)
SPDR S&P 500 ETF Trust	603	(33,213,843)	588.67	02/19/2025	(669,216)
SPDR S&P 500 ETF Trust	603	(33,213,843)	611.2	03/19/2025	(358,599)
SPDR S&P 500 ETF Trust	603	(33,213,843)	539.14	11/20/2024	(1,805,185)
SPDR S&P 500 ETF Trust	605	(33,324,005)	625.8	05/21/2025 $	(393,612)
					(13,968,054)
(0.80%) PUT
SPDR S&P 500 ETF Trust	603	(33,213,843)	395.68	08/21/2024	(2,631)
SPDR S&P 500 ETF Trust	162	(8,923,122)	571	10/17/2024	(347,976)
SPDR S&P 500 ETF Trust	603	(33,213,843)	425.06	01/15/2025	(125,569)
SPDR S&P 500 ETF Trust	603	(33,213,843)	450.49	04/16/2025	(306,126)
SPDR S&P 500 ETF Trust	603	(33,213,843)	501.25	07/16/2025	(776,885)
SPDR S&P 500 ETF Trust	603	(33,213,843)	387.19	10/16/2024	(24,845)
SPDR S&P 500 ETF Trust	603	(33,213,843)	493.64	06/18/2025	(609,314)
SPDR S&P 500 ETF Trust	603	(33,213,843)	394.78	09/18/2024	(13,012)
SPDR S&P 500 ETF Trust	603	(33,213,843)	421.43	12/18/2024	(96,411)
SPDR S&P 500 ETF Trust	603	(33,213,843)	447.49	02/19/2025	(218,989)
SPDR S&P 500 ETF Trust	603	(33,213,843)	468.43	03/19/2025	(311,151)
SPDR S&P 500 ETF Trust	603	(33,213,843)	404.71	11/20/2024	(52,401)
SPDR S&P 500 ETF Trust	603	(33,213,843)	476.8	05/21/2025	(474,290)
					(3,359,600)
(4.14%) TOTAL OPTIONS WRITTEN					(17,327,654)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUND	$31,065,684			$31,065,684
OPTIONS PURCHASED		$382,597,388		$382,597,388
MONEY MARKET FUND	$2,623,142			$2,623,142
TOTAL INVESTMENTS	$33,688,826	$382,597,388		$416,286,214

OPTIONS WRITTEN		$(17,327,654)		$(17,327,654)
The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $311,486,166, and the related net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$107,427,627
		Gross unrealized depreciation		(19,955,233)
		Net unrealized appreciation		$87,472,394